UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/02

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		March 31, 2002
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	41

Form 13F Information Table Value Total: 	$121272
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE































FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	258	6850	SH		SOLE		0	0
	6850
AOL TIME WARNER	COM	00184A105	3607	152543	SH		SOLE
	37200	0	115343
ALTERA CORPORATION	COM	021441100	3503	160180	SH		SOLE
	40400	0	119780
AMERICAN POWER CONVERSION	COM	029066107	161	10960	SH
	SOLE		0	0	10960
AMGEN INC	COM	031162100	3986	66797	SH		SOLE		16300
	0	50497
BJ'S WHOLESALE CLUB	COM	05548J106	3688	82524	SH		SOLE
	21000	0	61524
BOEING CO.	COM	097023105	371	7700	SH		SOLE		0	0
	7700
CHUBB CORP.	COM	171232101	4162	56945	SH		SOLE
	13800	0	43145
CISCO SYSTEMS, INC.	COM	17275R102	4118	243293	SH		SOLE
	53600	0	189693
CITIGROUP INC.	COM	172967101	296	5992	SH		SOLE		0
	0	5992
COSTCO WHOLESALE CORP.	COM	22160K105	215	5400	SH		SOLE
	0	0	5400
DANAHER CORP.	COM	235851102	4916	69230	SH		SOLE
	15050	0	54180
DUKE ENERGY CORP.	COM	264399106	241	6400	SH		SOLE
	0	0	6400
EMC CORP.	COM	268648102	3145	263924	SH		SOLE		65900
	0	198024
EL PASO CORP.	COM	28336L109	4631	105198	SH		SOLE
	25276	0	79922
FANNIE MAE 	COM	313586109	255	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	4086	116752	SH
	SOLE		27900	0	88852
GENERAL DYNAMICS CORP.	COM	369550108	328	3500	SH		SOLE
	0	0	3500
GENERAL ELECTRIC COMPANY	COM	369604103	4307	115019	SH
	SOLE		26300	0	88719
HONEYWELL INC.	COM	438516106	4428	115705	SH		SOLE
	28000	0	87705
INTL BUSINESS MACHINES CORP.	COM	459200101	3827	36799	SH
	SOLE		8600	0	28199
J.P. MORGAN CHASE & CO. INC.	COM	46625H100	4410	123704	SH
	SOLE		29500	0	94204
JOHNSON & JOHNSON	COM	478160104	5242	80716	SH		SOLE
	16000	0	64716
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	3979	61567	SH
	SOLE		14700	0	46867
LIBERATE TECHNOLOGIES	COM	530129105	64	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	4506	78264	SH
	SOLE		17200	0	61064
MERCK & CO., INC.	COM	589331107	3867	67171	SH		SOLE
	13800	0	53371
MERRILL LYNCH & CO.	COM	590188108	4384	79169	SH		SOLE
	19600	0	59569
MICRON TECHNOLOGIES INC.	COM	595112103	3509	106660	SH
	SOLE		27100	0	79560
NABORS INDUSTRIES INC.	COM	629568106	5100	120725	SH
	SOLE		29000	0	91725
NOBLE DRILLING CO.	COM	655042109	5406	130622	SH		SOLE
	29100	0	101522
OXFORD HEALTH PLANS	COM	691471106	4348	104064	SH		SOLE
	25300	0	78764
PFIZER INC.	COM	717081103	335	8448	SH		SOLE		0
	0	8448
QUALCOMM INC.	COM	747525103	3669	97499	SH		SOLE
	22500	0	74999
SAFEWAY INC.	COM	786514208	4317	95903	SH		SOLE
	22500	0	73403
STRYKER CORP.	COM	863667101	4268	70751	SH		SOLE
	15600	0	55151
SUN MICROSYSTEMS, INC.	COM	866810104	3709	420560	SH
	SOLE		97500	0	323060
TEXAS INSTRUMENTS INC.	COM	882508104	297	9000	SH		SOLE
	0	0	9000
TYCO INTERNATIONAL LTD.	COM	902124106	4069	125902	SH
	SOLE		30300	0	95602
WALMART STORES INC	COM	931142103	1032	16845	SH		SOLE
	16700	0	145
WELLS FARGO CO.	COM	949746101	232	4700	SH		SOLE		0
	0	4700